Financial assets, liabilities and financial results (telecom activities) - Income and expenses (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial assets, liabilities and financial results (telecom activities)
Gains (losses) on cash flow hedges including amounts for not fully consolidated entities	€ (286)	€ 488
Cash flow hedges	€ (277)	€ 438